Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

23 – COMMITMENTS AND CONTINGENCIES

On February 3, 2023, the Istanbul Otomobilciler Esnaf Odası, an association of taxi owners, filed a lawsuit against us over our ride-hailing and e-moped services, claiming that these services create unfair competition. The plaintiff also requested that the court prevent third parties from accessing these services through our website or mobile app.

In response, a court issued an order on March 6, 2023, blocking access to the ride-hailing service. We appealed this decision, and the injunction was lifted on June 20, 2023.

After a hearing on January 12, 2024, the court’s appointed experts submitted their report on January 22, 2024. We filed an objection to the court noting that the report did not cover all the issues requested and was incomplete, and as a result of our objections, the court gave the experts 90 days to prepare an additional report. At a hearing on March 29, 2024, the court postponed the hearing to July 19, 2024.

On July 19, 2024, the court ruled in favor of the plaintiff regarding our ride-hailing service, but dismissed claims related to our motorcycle-hailing service. The court also issued an order blocking access to our ride-hailing app but clarified that this did not affect other activities. We filed objections to the ruling on October 1, 2024, except for the part related to motorcycle-hailing.

The 14th Civil Chamber of the Istanbul Regional Court of Justice overturned the decision, stating that the expert reports were insufficient and that the court had not properly considered the defendant’s defenses. The case was sent back to the first instance court for retrial.

Following this, the case resumed in the Istanbul 14th Commercial Court. Additionally, a lawsuit filed by the Antalya Chamber of Drivers was combined with the existing case, as both were related. Following this, the İzmir Taxi Association, the Kayseri Taxi Association, the national umbrella organization for all taxi unions in Türkiye, the Turkish Drivers and Automobile Federation, requested intervention in the main Istanbul case. On March 21, 2025, the intervention requests were accepted and a new expert committee is appointed to prepare a new expert report. The hearing is postponed to May 23, 2025.